Basis of preparation (Tables)	12 Months Ended
Dec. 31, 2025
Basis of preparation
The exchange rates used for the translation of currencies

	2025	2024	2023
Average rates
Sterling	1.32	1.28	1.24
Euro	1.13	1.08	1.08
Swiss Franc	1.20	1.14	1.11
Japanese Yen	0.0067	0.0066	0.0071
Year end rates
Sterling	1.35	1.25	1.27
Euro	1.17	1.04	1.10
Swiss Franc	1.26	1.10	1.19
Japanese Yen	0.0064	0.0064	0.0071